Significant equity transactions - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 01, 2018 CNY (¥)	Oct. 01, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)
Changes In Equity And Comprehensive Income Line Items [Line Items]
Proceeds from initial public offer | ¥			¥ 441,166
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Proceeds from initial public offer	¥ 441,166	$ 64,130
IPO [Member] | ADS [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Share issued | shares		5,750,000
Sale price per share | $ / shares		$ 12.50
Proceeds from initial public offer	¥ 441,166	$ 64,130